LONG-TERM OBLIGATIONS LONG TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt is summarized as follows (in millions):

	December 31,
	2016	2015
6-1/2% Senior Notes due April 1, 2020, net of unamortized debt issuance costs of $2.1 and $2.8 respectively	$297.9	$297.2
6% Senior Notes due May 15, 2021, net of unamortized debt issuance costs of $7.5 and $9.2, respectively	842.5	840.8
2014 Credit Agreement – term debt, net of unamortized debt issuance costs of $7.9 and $9.1, respectively	420.7	430.1
2015 Securitization Facility	—	206.5
Capital lease obligations	2.9	4.9
Other	11.8	16.7
Total debt	1,575.8	1,796.2
Less: Notes payable and current portion of long-term debt	(13.8)	(66.4)
Long-term debt, less current portion	$1,562.0	$1,729.8

Schedule of Maturities of Long-term Debt
Amounts shown are exclusive of minimum lease payments for capital lease obligations (in millions):

2017	$13.6
2018	4.7
2019	4.4
2020	304.0
2021	1,262.6
Thereafter	1.1
Total Debt	1,590.4
Less: Unamortized debt issuance costs	$(17.5)
Net debt	$1,572.9

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet, excluding debt acquisition costs (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2016 and 2015, as follows (in millions, except for quotes):

2016	Book Value	Quote	FV
6-1/2% Senior Notes	$300.0	$1.02500	$308
6% Senior Notes	$850.0	$1.02750	$873
2014 Credit Agreement Term Loan (net of discount) – USD	$223.5	$1.00000	$224
2014 Credit Agreement Term Loan (net of discount) – EUR	$205.1	$0.99500	$204

2015	Book Value	Quote	FV
6-1/2% Senior Notes	$300.0	$0.96000	$288
6% Senior Notes	$850.0	$0.91500	$778
2014 Credit Agreement Term Loan (net of discount) – USD	$225.5	$0.99000	$223
2014 Credit Agreement Term Loan (net of discount) – EUR	$213.7	$0.99750	$213